Related Party Transactions (Details) - USD ($)												1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 03, 2023	Jun. 03, 2023	May 03, 2023	May 02, 2023	Apr. 18, 2023	Apr. 12, 2023	Mar. 31, 2023	Oct. 05, 2022	Sep. 21, 2022	Apr. 27, 2022	Dec. 30, 2021	Sep. 21, 2022	Apr. 27, 2022	Dec. 31, 2021		Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Jan. 29, 2023	Nov. 12, 2022	May 02, 2022
Related Party Transactions (Details) [Line Items]
Founder shares aggregate price				$ 75,000										$ 25,000	[1]
Shares subject to forfeiture (in Shares)																	187,500	187,500
Exercised the over-allotment units (in Shares)																	375,000	375,000
Founder shares subject to forfeiture (in Shares)																	93,750	93,750
Founder shares issued (in Shares)																3,762,500	1,968,750	3,762,500
Maturity date																	Mar. 31, 2024
Loan payable																	$ 9,397
Principal amount				$ 900,000					$ 180,000			$ 180,000							$ 50,000	$ 300,000
Accrued liability					$ 39,397												450,000
Transaction success fee payment								$ 250,000									30,000
Price per share (in Dollars per share)																					$ 10
Sponsor service fee										$ 10,000			$ 10,000
Accrued amount																	$ 154,941	$ 70,299
Pay for transaction									500,000
Aggregate purchase price									400,000,000
Purchase Transaction									400,000,001
Transaction purchase price									1,000,000
Aggregate fair value								400,000,000
Cash fee payable, percentage																	2.00%	2.00%
Founder shares outstanding (in Shares)																		1,968,750
Letter agreement, description												the Company entered into an agreement (the “Letter Agreement”) with Gluon Partners LLP (“Gluon”) to pay a fee (the “Transaction Success Fee”) upon completion of one or more successful transactions. The Company will pay Gluon $500,000 upon completion of one or more transactions with an aggregate purchase price of less than $400,000,000; and, an additional $500,000 upon completion of one or more transactions with an aggregate purchase price of more than $400,000,000. This means the total remuneration for transactions with a purchase price more than $400,000,001 would be $1,000,000. The transactions purchase price will correspond to the price paid to the sellers of the applicable target, including cash, debt, and equity funded payments. Each Transaction Success Fee will be payable upon consummation of the applicable transaction, regardless of (i) the calendar for the payment of the purchase price, (ii) how the purchase price is funded, (iii) any deferred payment subsequent to consummation of the transaction, or (iv) any adjustments to the price of the transaction subsequent to consummation. Following payment of Transaction Success Fee, any accrued fees payable to the Gluon Group by the Company will be waived.
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price									400,000,000
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price									500,000
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)				$ 1
Fifth Eternal Loan [Member]
Related Party Transactions (Details) [Line Items]
Principal amount	$ 100,000	$ 125,000	$ 125,000			$ 500,000											$ 25,289
Debt periodic payment	$ 100,000	$ 125,000	$ 125,000			$ 150,000
Accrued interest																	$ 525,289
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares issued (in Shares)											2,156,250
Founder shares aggregate price											$ 25,000
Par value per share (in Dollars per share)											$ 0.0001
Shares subject to forfeiture (in Shares)											281,250
Sponsor has paid in exchanges for the shares											$ 25,000
Founder shares issued (in Shares)																		1,968,750
Sponsor has paid in exchanges for the shares											$ 25,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Par value per share (in Dollars per share)														$ 0.0001	[2]		$ 0.0001	$ 0.0001 [2]
Founder shares issued (in Shares)							1,968,749
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Par value per share (in Dollars per share)														$ 0.0001			$ 0.0001	$ 0.0001
Founder shares issued (in Shares)							1,968,749
Gluon Group [Member]
Related Party Transactions (Details) [Line Items]
Company shares owned (in Shares)																	505	505
Paid amount																	$ 39,187	$ 30,925
Advisory Services [Member]
Related Party Transactions (Details) [Line Items]
Cash fee payable, percentage																	5.00%	5.00%
Loan with Related Party [Member]
Related Party Transactions (Details) [Line Items]
Payment of costs related to proposed offering									180,000									$ 500,000
Loan payable																	$ 50,000
Second Eternal Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan payable																	180,000
Third Eternal Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan payable																	$ 300,000
Affiliated Entity [Member]
Related Party Transactions (Details) [Line Items]
Loan payable to the affiliate														$ 63,073
Loan payable to affiliate									$ 180,000			$ 180,000								$ 300,000
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price								$ 400,000,000

[1]	The number of ordinary shares issued and outstanding at December 31, 2021 includes an aggregate of up to 281,250 shares of non-redeemable Founder Shares that are subject to forfeiture if the underwriter does not exercise the over-allotment option. In connection with the closing of the initial public offering and the underwriter’s partial exercise of over-allotment option on May 2, 2022, 93,750 of the Founder Shares were no longer subject to forfeiture, and 187,500 of the Founder Shares were forfeited.
[2]	The number of ordinary shares issued and outstanding at December 31, 2021 includes an aggregate of up to 281,250 shares of non-redeemable Founder Shares that are subject to forfeiture if the underwriter does not exercise the over-allotment option. In connection with the closing of the initial public offering and the underwriter’s partial exercise of over-allotment option on May 2, 2022, 93,750 of the Founder Shares were no longer subject to forfeiture, and 187,500 of the Founder Shares were forfeited.